Notes to the consolidated balance sheet - Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 28,245	€ 29,689
Derivatives	8,253	9,876
Other loans	1,958	316
Lease liabilities	4,932	4,510
Total debt	43,388	44,390
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	2,496	4,474
Other loans	56	100
Lease liabilities	1,568	1,277
Total debt	4,121	5,851
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	5,898	4,999
Lease liabilities	3,363	3,233
Total debt	9,261	8,232
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	18,070	17,768
Derivatives	8,253	9,876
Other loans	1,902	216
Total debt	28,226	27,860
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	1,780	2,448
Total debt	€ 1,780	€ 2,448
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term	4 years
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.89%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%